Fair Value Measurements and Investments - Schedule of Significant Unobservable Inputs into the Valuation Model for Private Warrants (Details) - Private Warrants	9 Months Ended
Sep. 30, 2021 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free rate of return	0.90%
Expected volatility	27.50%
Expected dividend yield	2.00%
Expected term (in years)	5 years
Exercise price per share (in Dollars per Share)	$ 11.50
Asset price per share (in Dollars per Share)	$ 13.28